LEASE - Lease liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lease liability
Book value at the beginning of the period/year	$ 11,751,284	$ 1,140,717
Additions of the period/year	970,131	9,937,271
Additions from business combination	3,245,000
Interest expenses, exchange differences and inflation effects	358,768	1,708,060
Payment of the period/year	(2,530,405)	(1,034,764)
Total	13,794,778	11,751,284
Lease Liabilities
Non-current	10,658,070	10,338,380
Current	3,136,708	1,412,904
Total	$ 13,794,778	$ 11,751,284